LEASES (Schedule of Right-of-use assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 1,355
Balance at end of year	1,331
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,355
Balance at end of year	1,331
Net book value [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,282
Balance at end of year	1,147
Net book value [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	73
Balance at end of year	184
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,948
Additions during year	183
Deletions during year	0
Balance at end of year	2,131
Cost [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,552
Additions during year	0
Deletions during year	0
Balance at end of year	1,552
Cost [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	396
Additions during year	183
Deletions during year	0
Balance at end of year	579
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(593)
Additions during year	207
Deletions during year	0
Balance at end of year	(800)
Accumulated depreciation [member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(270)
Additions during year	135
Deletions during year	0
Balance at end of year	(405)
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(323)
Additions during year	72
Deletions during year	0
Balance at end of year	$ (395)